Share Capital - Disclosure of Detailed Information About Other Equity Explanatory (Details) (Bendon Limited) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Bendon Limited [Member]
Disclosure of classes of share capital [line items]
Value of conversion rights - convertible notes		$ 17,789